LEASES (Tables)	9 Months Ended
Sep. 30, 2025
LEASES
Schedule of company's lease-related assets and liabilities
	September 30,	December 31,
	2025	2024
Lease assets (current)	$61,208	$-
Lease liabilities (current)	$61,208	$-

Schedule of maturities of operating lease liabilities
2025 (October to December)	$30,240
2026	40,320
Total lease payments	70,560
Less interest	(9,352)
Present value of lease liabilities	$61,208